Shareholders equity (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jun. 09, 2016 USD ($) shares	Jun. 24, 2016 USD ($)	Jun. 24, 2016 CAD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CAD ($)
Statement [Line Items]
Acquisition of mining concessions, shares replaced with cash consideration | shares				28,342	0	0
Acquisition of mining concessions, shares expected to be issued | shares				127,437
Equity issuance, share price				$ 1.91
Release of common shares reserved for future issuance				54,000
Proceeds from equity offering		$ 40,000,000	$ 51,800,000	0	$ 39,958,000	$ 0
Number of units granted in share-based payment arrangement		22,022,500	22,022,500
Equity Issuance, Price per Unit | $ / shares			$ 2.35
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 3.35
Mark to market gain recognized in relation to the common share purchase warrants				200,000	3,600,000	0
Transaction costs relating to the equity offering		$ 2,500,000
Proceeds from issuance of flow-through shares				0	0	4,340,000
Severance and other employee payments				$ 596,000
Number of warrants outstanding in share-based payment arrangement							20,800,000
Weighted average exercise price of warrants outstanding in share-based payment arrangement							$ 8.00
Expiry of warrants, net of tax						4,736,000
Options authorized under stock option plan, as a percentage of issued and outstanding shares				10.00%
General and administrative expenses				$ 11,479,000	13,529,000	$ 19,021,000
Trade and other payables				19,593,000	31,781,000
Initial consideration [Member]
Statement [Line Items]
Acquisition of mining concessions, cash consideration	$ 1,000,000
Acquisition of mining concessions (Shares) | shares	2,010,050
Allocated to common share purchase warrants [Member]
Statement [Line Items]
Proceeds from equity offering		4,700,000
Transaction costs relating to the equity offering		200,000
Allocated to common shares [Member]
Statement [Line Items]
Proceeds from equity offering		35,300,000
Deferred share units [Member]
Statement [Line Items]
General and administrative expenses				$ 200,000	$ 400,000
Number of units outstanding in share-based payment arrangement				315,790
Share capital [Member]
Statement [Line Items]
Acquisition of mining concessions (Shares) | shares					1,854,271
Transaction costs relating to the equity offering		$ 2,300,000
Flow-through agreement (Shares) | shares						1,366,768
Severance and other employee payments (Shares) | shares				993,684
Severance and other employee payments				$ 601,000
Warrants reserve [Member]
Statement [Line Items]
Expiry of warrants, net of tax						$ 34,782,000
PSUP and the Directors PSUP [Member]
Statement [Line Items]
General and administrative expenses				20,000	$ (100,000)	800,000
Trade and other payables				$ 100,000	$ 100,000	$ 700,000
2013 PSUP [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement				4,410,812	4,046,139	1,960,463
General and administrative expenses				$ 2,900,000	$ 4,900,000	$ 6,800,000
Number of units outstanding in share-based payment arrangement				5,182,621	4,670,104	2,088,902	1,152,464